Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2015
Summary Of Significant Accounting Policies [Abstract]
Nature of Operations and Principles of Consolidation

Nature of Operations and Principles of Consolidation:

The consolidated financial statements include Central Federal Corporation (the “Holding Company”) and its wholly-owned subsidiary, CFBank. The Holding Company and CFBank are sometimes collectively referred to herin as the “Company”.  Intercompany transactions and balances are eliminated in consolidation.

CFBank provides financial services through its four full-service banking offices in Fairlawn, Calcutta, Wellsville and Worthington, Ohio, and through its loan production office in Woodmere, Ohio.  Its primary deposit products are commercial and retail checking, savings, money market and term certificate accounts. Its primary lending products are commercial and commercial real estate, residential mortgages and installment loans.  There are no significant concentrations of loans to any one industry or customer segment.  However, our customers’ ability to repay their loans is dependent on general economic conditions and the real estate values in their geographic areas.

Use of Estimates

Use of Estimates:  To prepare financial statements in conformity with U.S. generally accepted accounting principles (GAAP), management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ. The allowance for loan losses (ALLL), deferred tax assets and fair values of financial instruments are particularly subject to change.

Cash Flows

Cash Flows:  Cash and cash equivalents include cash, deposits with other financial institutions with maturities fewer than 90 days and federal funds sold.  Net cash flows are reported for customer loan and deposit transactions, interest-bearing deposits in other financial institutions and borrowings with original maturities under 90 days.

Interest-Bearing Deposits in Other Financial Institutions

Interest-Bearing Deposits in Other Financial Institutions:  Interest‑bearing deposits in other financial institutions matured at various times through November 2015 and were carried at cost.  As of December 31, 2015, there were no interest-bearing deposits in other financial institutions.

Securities

Securities:  Debt securities are classified as available for sale when they might be sold before maturity. Equity securities with readily determinable fair values are classified as available for sale.  Securities available for sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income.

Interest income includes amortization of purchase premium or accretion of discount.  Premiums and discounts on securities are amortized or accreted on the level-yield method without anticipating prepayments, except for mortgage-backed securities and collateralized mortgage obligations where prepayments are anticipated based on industry payment trends.  Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment (OTTI) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation.  For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss and the financial condition and near-term prospects of the issuer.  Management also assesses whether it intends to sell, or will more likely than not be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings.  For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income.  The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis. For equity securities, the entire amount of impairment is recognized through earnings.

Loans Held for Sale

Loans Held for Sale:  Mortgage loans originated and intended for sale in the secondary market are carried at fair value, as determined by outstanding commitments from investors. Mortgage loans held for sale are generally sold with servicing rights released.  The carrying value of mortgage loans sold is reduced by the amount allocated to the servicing rights when mortgage loans held for sale are sold with servicing rights retained.  Loans originated as construction loans, that were subsequently transferred to held for sale, are carried at the lower of cost or market.  Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Loans

Loans:  Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, adjusted for purchase premiums and discounts, deferred loan fees and costs and an allowance for loan losses (ALLL).  Interest income is accrued on the unpaid principal balance.  Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level‑yield method without anticipating prepayments.

The accrual of interest income on all classes of loans, except other consumer loans, is discontinued and the loan is placed on nonaccrual status at the time the loan is 90 days delinquent unless the loan is well-secured and in process of collection.  Other consumer loans are typically charged off no later than 90 days past due.  Past due status is based on the contractual terms of the loan for all classes of loans.  In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.  Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.  Commercial, multi-family residential real estate loans and commercial real estate loans placed on nonaccrual status are individually classified as impaired loans.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income in the period in which it is placed in a nonaccrual status.  Interest received on such loans is accounted for on the cash-basis or cost‑recovery method, until qualifying for return to accrual status.  Loans are considered for return to accrual status provided all the principal and interest amounts that are contractually due are brought current, there is a current and well documented credit analysis,  there is reasonable assurance of repayment of principal and interest, and the customer has demonstrated sustained, amortizing payment performance of at least six months.

Concentration of Credit Risk

Concentration of Credit Risk:  Most of the Company’s primary business activity is with customers located within the Ohio counties of Columbiana, Franklin, Summit, Cuyahoga and contiguous counties.  Therefore, the Company’s exposure to credit risk is significantly affected by changes in the economies within these counties.  Although these counties are the Company’s primary market area for loans, the Company originates residential and commercial real estate loans throughout the United States.

Allowance for Loan Losses (ALLL)

Allowance for Loan Losses (ALLL):  The ALLL is a valuation allowance for probable incurred credit losses.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.  Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors.  Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

The allowance consists of specific and general components.  The specific component relates to loans that are individually classified as impaired. A loan is impaired when, based on current information and events, it is probable that CFBank will be unable to collect all amounts due according to the contractual terms of the loan agreement.  Loans within any loan class for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings (TDRs) and classified as impaired.

Factors considered by management in determining impairment for all loan classes include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed.

All loans within the commercial, multi-family residential and commercial real estate segments, regardless of size, and loans of all other classes with balances over $250 are individually evaluated for impairment when they are 90 days past due, or earlier than 90 days past due if information regarding the payment capacity of the borrower indicates that payment in full according to the loan terms is doubtful.  If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate, or at the fair value of collateral, less costs to sell, if repayment is expected solely from the collateral.  Large groups of smaller balance homogeneous loans, such as consumer and single-family residential real estate loans, are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures.

TDRs of all classes of loans are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using each loan’s effective rate at inception.  If a TDR is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral. If the payment of the loan is dependent on the sale of the collateral, then costs to liquidate the collateral are included when determining the impairment.  For TDRs that subsequently default, the amount of reserve is determined in accordance with the accounting policy for the ALLL.

Interest income on all classes of impaired loans that are on nonaccrual status is recognized in accordance with the accounting policy for nonaccrual loans.  Cash receipts on all classes of impaired loans that are on nonaccrual status are generally applied to the principal balance outstanding.  Interest income on all classes of impaired loans that are not on nonaccrual status is recognized on the accrual method. TDRs may be classified as accruing if the borrower has been current for a period of at least six months with respect to loan payments and management expects that the borrower will be able to continue to make payments in accordance with the terms of the restructured note.

The general reserve component covers non‑impaired loans of all classes and is based on historical loss experience adjusted for current factors.  The historical loss experience is determined by loan class and is based on the actual loss history experienced by the Company over a three-year period.  The general component is calculated based on CFBank’s loan balances and actual historical three-year historical loss rates.  For loans with little or no actual loss experience, industry estimates are used based on loan segment. This actual loss experience is supplemented with other economic and judgmental factors based on the risks present for each loan class.  These economic and judgmental factors include consideration of the following:  levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability, and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations.

The following portfolio segments have been identified:  commercial loans, single-family residential real estate loans; multi-family residential real estate loans; commercial real estate loans; construction loans; home equity lines of credit; and other consumer loans. A description of each segment of the loan portfolio, along with the risk characteristics of each segment is included below:

Commercial loans:  Commercial loans include loans to businesses generally located within our primary market area. Those loans are generally secured by business equipment, inventory, accounts receivable and other business assets.  In underwriting commercial loans, we consider the net operating income of the company, the debt service ratio and the financial strength, expertise and credit history of the business owners and/or guarantors.  Because payments on commercial loans are dependent on successful operation of the business enterprise, repayment of such loans may be subject to a greater extent to adverse conditions in the economy.  We seek to mitigate these risks through underwriting policies which require such loans to be qualified at origination on the basis of the enterprise’s financial performance and the financial strength of the business owners and/or guarantors.

Single-family residential real estate loans:  Single-family residential real estate loans include permanent conventional mortgage loans secured by single-family residences located within and outside of our primary market area. Credit approval for single-family residential real estate loans requires demonstration of sufficient income to repay the principal and interest and the real estate taxes and insurance, stability of employment and an established credit record.  Our policy is to originate single-family residential real estate loans for portfolio in amounts up to 85% of the lower of the appraised value or the purchase price of the property securing the loan, without requiring private mortgage insurance.  Loans in excess of 85% of the lower of the appraised value or purchase price of the property securing the loan require private mortgage insurance.  CFBank has not engaged in subprime lending, used option adjustable-rate mortgage products or made loans with initial teaser rates.

Multi-family residential real estate loans:  Multi-family residential real estate loans include loans secured by apartment buildings, condominiums and multi-family residential houses generally located within our primary market area. Underwriting policies provide that multi-family residential real estate loans may be made in amounts up to 85% of the lower of the appraised value or purchase price of the property.  In underwriting multi-family residential real estate loans, we consider the appraised value and net operating income of the property, the debt service ratio and the property owner’s and/or guarantor’s financial strength, expertise and credit history. We offer both fixed-rate and adjustable-rate loans. Fixed-rate loans are generally limited to three to five years, at which time they convert to adjustable-rate loans. Because payments on loans secured by multi-family residential properties are dependent on successful operation or management of the properties, repayment of multi-family residential real estate loans may be subject to a greater extent to adverse conditions in the real estate market or the economy.  Adjustable-rate multi-family residential real estate loans generally pose credit risks not inherent in fixed-rate loans, primarily because as interest rates rise, the borrowers’ payments rise, increasing the potential for default. Additionally, adjustable-rate multi-family residential real estate loans generally do not contain periodic and lifetime caps on interest rate changes.  We seek to minimize the additional risk presented by adjustable-rate multi-family residential real estate loans through underwriting criteria that require such loans to be qualified at origination with sufficient debt coverage ratios under increasing interest rate scenarios.

Commercial real estate loans:  Commercial real estate loans include loans secured by owner occupied and non-owner occupied properties used for business purposes, such as manufacturing facilities, office buildings or retail facilities generally located within our primary market area.  Underwriting policies provide that commercial real estate loans may be made in amounts up to 85% of the lower of the appraised value or purchase price of the property. In underwriting commercial real estate loans, we consider the appraised value and net operating income of the property, the debt service ratio and the property owner’s and/or guarantor’s financial strength, expertise and credit history. We offer both fixed and adjustable-rate loans. Fixed-rate loans are generally limited to three to five years, at which time they convert to adjustable-rate loans. Because payments on loans secured by commercial real estate properties are dependent on successful operation or management of the properties, repayment of commercial real estate loans may be subject to a greater extent to adverse conditions in the real estate market or the economy.  Adjustable-rate commercial real estate loans generally pose credit risks not inherent in fixed-rate loans, primarily because as interest rates rise, the borrowers’ payments rise, increasing the potential for default. Additionally, adjustable-rate commercial real estate loans generally do not contain periodic and lifetime caps on interest rate changes.  We seek to minimize the additional risk presented by adjustable-rate commercial real estate loans through underwriting criteria that require such loans to be qualified at origination with sufficient debt coverage ratios under increasing interest rate scenarios.

Construction loans:  Construction loans include loans to finance the construction of residential and commercial properties generally located within our primary market area. Construction loans are fixed-rate or adjustable-rate loans which may convert to permanent loans with maturities of up to 30 years.  Our policies provide that construction loans may be made in amounts up to 80% of the appraised value of the property, and an independent appraisal of the property is required.  Loan proceeds are disbursed in increments as construction progresses and as inspections warrant, and regular inspections are required to monitor the progress of construction.  In underwriting construction loans, we consider the property owner’s and/or guarantor’s financial strength, expertise and credit history. Construction financing is considered to involve a higher degree of credit risk than long-term financing on improved, owner occupied real estate.  Risk of loss on a construction loan is dependent largely upon the accuracy of the initial estimate of the property’s value at completion of construction or development compared to the estimated cost (including interest) of construction.  If the estimate of value proves to be inaccurate, we may be confronted with a project, when completed, having a value which is insufficient to assure full repayment.  We attempt to reduce such risks on construction loans through inspections of construction progress on the property and by requiring personal guarantees and reviewing current personal financial statements and tax returns, as well as other projects of the developer.

Home equity lines of credit:  Home equity lines of credit include both loans we originate for portfolio and purchased loans.  We originate home equity lines of credit to customers generally within our primary market area.  Home equity lines of credit are variable rate loans and the interest rate adjusts monthly at various margins above the prime rate of interest as disclosed in The Wall Street Journal. The margin is based on certain factors including the loan balance, value of collateral, election of auto-payment, and the borrower’s FICO® score.  The amount of the line is based on the borrower’s credit, income and equity in the home.  When combined with the balance of the prior mortgage liens, these lines generally may not exceed 89.9% of the appraised value of the property at the time of the loan commitment.  The lines are secured by a subordinate lien on the underlying real estate and are, therefore, vulnerable to declines in property values in the geographic areas where the properties are located.  Credit approval for home equity lines of credit requires income sufficient to repay principal and interest due, stability of employment, an established credit record and sufficient collateral.  Collectability of home equity lines of credit are dependent on the borrower's continuing financial stability, and thus are more likely to be affected by adverse personal circumstances. In 2005 and 2006, we purchased home equity lines of credit collateralized by properties located throughout the United States. The purchased home equity lines of credit may present higher risk than the home equity lines of credit we originate for our portfolio as they include properties in geographic areas that have experienced significant declines in housing values, such as California, Florida and Virginia.  We continue to monitor collateral values and borrower FICO® scores on both purchased and portfolio loans and, when the situation warrants, have frozen the lines of credit.

Other consumer loans:  Other consumer loans include closed-end home equity, home improvement, and auto and credit card loans to consumers generally located within our primary market area.  Credit approval for other consumer loans requires income sufficient to repay principal and interest due, stability of employment, an established credit record and sufficient collateral for secured loans.  Consumer loans typically have shorter terms and lower balances with higher yields as compared to real estate mortgage loans, but generally carry higher risks of default. Consumer loan collections are dependent on the borrower's continuing financial stability, and thus are more likely to be affected by adverse personal circumstances.

CFBank’s charge-off policy for commercial loans, single-family residential real estate loans, multi-family residential real estate loans, commercial real estate loans, construction loans and home equity lines of credit requires management to record a specific reserve or charge-off as soon as it is apparent that the borrower is troubled and there is, or likely will be a collateral shortfall related to the estimated value of the collateral securing the loan.  Other consumer loans are typically charged off no later than 90 days past due.

Servicing Rights

Servicing Rights:  When mortgage loans are sold with servicing retained, servicing rights are initially recorded at fair value with the income statement effect recorded in gains on sales of loans.  Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income. All classes of servicing assets are subsequently measured using the amortization method which requires servicing rights to be amortized into noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans.  Due to the fact that the servicing assets are not material, no impairment analysis is performed.

Servicing fee income, which is reported on the income statement as loan servicing fees, net is recorded for fees earned for servicing loans.  The fees are based on a contractual percentage of the outstanding principal, or a fixed amount per loan, and are recorded as income when earned.  The amortization of mortgage servicing rights is netted against loan servicing fee income.  Loan servicing fees, net, totaled $15 and $17 for the years ended December 31, 2015 and 2014, respectively.  Late fees and ancillary fees related to loan servicing are not material.

Transfers of Financial Assets

Transfers of Financial Assets:  Transfers of financial assets are accounted for as sales when control over the assets has been relinquished.  Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Foreclosed Assets

Foreclosed Assets:  Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis.  These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell.  If fair value declines subsequent to foreclosure, an adjustment is recorded through expense.  Operating costs after acquisition are expensed.

Joint Ventures

Joint Ventures:  The Holding Company contributed funds into a series of joint ventures (equity stake) for the purpose of allocating excess liquidity into higher earning assets while diversifying its revenue sources.  The funding for the joint ventures is related to shorter term operating activities and is related to the development of single family real estate in the form of condominiums.  Income is recognized based on a rate of return on the outstanding investment balance.  As units are sold, the Holding Company receives an additional incentive payment; the incentive payment is recognized as income. The balance outstanding in joint ventures at December 31, 2015 and December 31, 2014 was $1,285 and $2,184, respectively.  Income recognized on the joint ventures was $265 and $223, respectively, for 2015 and 2014.

Premises and Equipment

Premises and Equipment:  Land is carried at cost.  Premises and equipment are stated at cost less accumulated depreciation.  Buildings and related components are depreciated using the straight‑line method with useful lives ranging from 3 to 40 years.  Furniture, fixtures and equipment are depreciated using the straight‑line method with useful lives ranging from 2 to 25 years. Leasehold improvements are depreciated straight-line over the shorter of the useful life or the lease term.

Federal Home Loan Bank (FHLB) Stock

Federal Home Loan Bank (FHLB) stock:  CFBank is a member of the FHLB system.  Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts.  FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value.  Both cash and stock dividends are reported as income.

Bank Owned Life Insurance

Bank Owned Life Insurance:  CFBank purchased life insurance policies on certain directors and employees in 2002.  Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Loan Commitments and Related Financial Instruments

Loan Commitments and Related Financial Instruments:  Financial instruments include off‑balance-sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs.  The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay.  Such financial instruments are recorded when they are funded, and fees associated with origination are booked to non-interest income at the origination date.

Derivatives

Derivatives:  Derivative financial instruments are recognized as assets or liabilities at fair value.  The Company's derivatives consist mainly of interest rate swap agreements, which are used as part of its asset liability management program to help manage interest rate risk.  The Company does not use derivatives for trading purposes.  The derivative transactions are considered instruments with no hedging designation, otherwise known as stand-alone derivatives.  Changes in the fair value of the derivatives are reported currently in earnings, as other noninterest income.

Mortgage Banking Derivatives

Mortgage Banking Derivatives:  Commitments to fund mortgage loans to be sold into the secondary market, otherwise known as interest rate locks, are accounted for as free standing derivatives.  Fair values of these mortgage derivatives are based on anticipated gains on the underlying loans.  Changes in the fair values of these derivatives are included in net gains on sales of loans.

Stock-Based Compensation

Stock-Based Compensation:  Compensation cost is recognized for stock options and restricted stock awards issued to directors and employees, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of grant is used for restricted stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period.  For awards with graded vesting, compensation cost is recognized on a straight-line basis over the required service period for each separately vesting portion of the award.

Income Taxes

Income Taxes:  Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities.  Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax basis of assets and liabilities, computed using enacted tax rates.  A full valuation allowance was recorded in 2009 to reduce the carrying amount of the Company’s net deferred tax asset to zero.  This valuation allowance was reversed in the fourth quarter of 2015.  See Note 14 – Income Taxes.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur.  The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.  For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company recognizes interest related to income tax matters as interest expense and penalties related to income tax matters as other noninterest expense.

Retirement Plans

Retirement Plans:  Pension expense is the amount of annual contributions by the Company to the multi-employer contributory trusteed pension plan. Employee 401(k) and profit sharing plan expense is the amount of matching contributions.  Supplemental retirement plan expense allocates the benefits over years of service.

Reverse Stock Split

Reverse Stock Split:    Reclassifications did not impact prior period net loss or total stockholders' equity.  On May 4, 2012, the Company completed a 1-for-5 reverse stock split, whereby every 5 shares of the Company’s common stock were reclassified into one share of common stock. All share and per share amounts for all periods presented have been adjusted to reflect the reverse split as though it had occurred prior to the earliest period presented.

Earnings (Loss) Per Common Share

Earnings (Loss) Per Common Share:  Basic earnings (loss) per common share is net income (loss) available to common stockholders divided by the weighted average number of common shares outstanding during the period.  All outstanding unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities for this calculation.  Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options.  Earnings and dividends per share are restated for all reverse stock splits through the date of issuance of the financial statements.

Comprehensive Income (Loss)

Comprehensive Income (Loss):  Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss).  Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale, which are also recognized as a separate component of equity.

Loss Contingencies

Loss Contingencies:  Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.  Management does not believe there are any such matters that will have a material effect on the financial statements.  See Note 24 – Contingent Liabilities.

Restrictions on Cash

Restrictions on Cash:  Cash on hand or on deposit with the Federal Reserve Bank (FRB) is required to meet regulatory reserve and clearing requirements. Cash on deposit with the FHLB includes $3,300 pledged as collateral for FHLB advances.

Equity

Equity:  Treasury stock is carried at cost. The carrying value of preferred stock and the common stock warrant is based on allocation of issuance proceeds, net of issuance costs, in proportion to their relative fair values.  Preferred stock is carried net of the discount established through the allocation of proceeds.

Dividend Restriction

Dividend Restriction:  Banking regulations require us to maintain certain capital levels and may limit the dividends paid by CFBank to the Holding Company or by the Holding Company to stockholders.  The ability of the Holding Company to pay dividends on its common stock and Series B Preferred Stock is generally dependent upon the receipt of dividends and other distributions from CFBank.  The Holding Company is a legal entity that is separate and distinct from CFBank, which has no obligation to make any dividends or other funds available for the payment of dividends by the Holding Company.  The Holding Company also is subject to various legal and regulatory policies and guidelines impacting the Holding Company’s ability to pay dividends on its stock, and prior to January 8, 2016, pursuant to the Holding Company Order and the subsequent commitments made to the FRB in connection with the termination of the Holding Company Order, the Holding Company was not permitted to declare or pay dividends on its stock without the prior approval or written non-objection of the FRB.  In addition, the Holding Company’s ability to pay dividends on its stock is conditioned upon the payment, on a current basis, of quarterly interest payments on the subordinated debentures underlying the Company’s trust preferred securities.  Finally, so long as the Company’s Series B Preferred Stock remains outstanding, the Holding Company will be prohibited from paying dividends on (other than dividends payable solely in shares) the Company’s common stock, for the then-current dividend period, unless full dividends on the Series B Preferred Stock have been paid or set aside for payment.  Dividends on the Series B Preferred Stock are non-cumulative, which means that if for any reason we do not declare cash dividends on the Series B Preferred Stock for a quarterly dividend period we will have no obligation to pay any dividends for that period (i.e., the dividends will not accrue or cumulate), whether or not we declare dividends on the Series B Preferred Stock for any subsequent dividend period.

Fair Value of Financial Instruments

Fair Value of Financial Instruments:  Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 6 – Fair Value.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect these estimates.

Operating Segments

Operating Segments:  While management monitors and analyzes the revenue streams of the Company’s various products and services, the operations and financial performance is evaluated on a Company‑wide basis.  Operating results are not reviewed by senior management to make resource allocation or performance decisions.  Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.

Reclassifications

Reclassifications:  Some items in the prior year financial statements were reclassified to conform to the current presentation.  Reclassifications had no effect on prior period net loss or stockholders’ equity.

Adoption of New Accounting Standards

Adoption of New Accounting Standards:

In January 2014, the FASB issued Accounting Standards Update (“ASU” or “Update”) 2014-01, Investments - Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Qualified Affordable Housing Projects (January 2014).  This Update permits entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met.  The ASU modifies the conditions that an entity must meet to be eligible to use a method other than the equity or cost methods to account for qualified affordable housing project investments.  The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2014.  The amendments in this Update should be applied retrospectively to all periods presented.  Adoption of the ASU did not have a significant effect on the Company’s consolidated financial statements.

In January 2014, the FASB issued ASU 2014-04, Receivables - Troubled Debt Restructurings by Creditors (Subtopic 310-40): Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure (January 2014).  The objective of this Update is to reduce diversity by clarifying when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan receivable should be derecognized and the real estate property recognized.  The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2014.  The amendments in this Update may be adopted using either a modified retrospective transition method or a prospective transition method.  Adoption of the ASU did not have a significant effect on the Company’s consolidated financial statements.

In April 2014 the FASB issued ASU 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity (April 2014).This Update seeks to better define the groups of assets which qualify for discontinued operations, in order to ease the burden and cost for preparers and stakeholders.  This update changed “the criteria for reporting discontinued operations” and related reporting requirements, including the provision for disclosures about the “disposal of an individually significant component of an entity that does not qualify for discontinued operations presentation.”  The amendments in this Update are effective for fiscal years beginning after December 15, 2014.  Early adoption is permitted only for disposals or classifications as held for sale.  Adoption of the ASU did not have a significant effect on the Company's consolidated financial statements.

In May 2014 the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (May 2014).  The topic of Revenue Recognition had become broad with several other regulatory agencies issuing standards, which lacked cohesion.  The new guidance establishes a “comprehensive framework” and “reduces the number of requirements to which an entity must consider in recognizing revenue” and yet provides improved disclosures to assist stakeholders reviewing financial statements.  The amendments in this Update are effective for annual reporting periods beginning after December 15, 2017.  Early adoption is not permitted.  The Company will adopt the methodologies prescribed by this ASU by the date required.  Adoption of the ASU is not expected to have a significant effect on the Company's consolidated financial statements.

In June 2014 the FASB issued ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (June 2014).  This Update addresses the concerns of stakeholders’ by changing the accounting practices surrounding repurchase agreements.  The new guidance changes the “accounting for repurchase-to-maturity transactions and linked repurchase financings to secured borrowing accounting, which is consistent with the accounting for other repurchase agreements.”  The amendments in this Update are effective for annual reporting periods beginning after December 15, 2014.  Adoption of the ASU did not have a significant effect on the Company's consolidated financial statements.

In June 2014 the FASB issued ASU 2014-12, Compensation - Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period (June 2014).  This Update defines the accounting treatment for share-based payments and “resolves the diverse accounting treatment of those awards in practice.” The new requirement mandates that “a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition.”  Compensation cost will now be recognized in the period in which it becomes likely that the performance target will be met.   The amendments in this Update are effective for annual reporting periods beginning after December 15, 2015. Early adoption is permitted.  The Company will adopt the methodologies prescribed by this ASU by the date required.  Adoption of the ASU is not expected to have a significant effect on the Company's consolidated financial statements.

The FASB has issued ASU No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40):    Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.  ASU 2014-15 is intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures.  Under Generally Accepted Accounting Principles (GAAP), financial statements are prepared under the presumption that the reporting organization will continue to operate as a going concern, except in limited circumstances.  Financial reporting under this presumption is commonly referred to as the going concern basis of accounting.  The going concern basis of accounting is critical to financial reporting because it establishes the fundamental basis for measuring and classifying assets and liabilities.  Currently, GAAP lacks guidance about management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern or to provide related footnote disclosures. This ASU provides guidance to an organization’s management, with principles and definitions that are intended to reduce diversity in the timing and content of disclosures that are commonly provided by organizations today in the financial statement footnotes. The amendments in this update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter.  Early application is permitted.  The Company will adopt the methodologies prescribed by this ASU by the date required.  Adoption of the ASU is not expected to have a significant effect on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities.  ASU 2016-01 amends the guidance in U.S. GAAP on the accounting for equity investments, financial liabilities under the fair value option and the presentations and disclosure requirements of financial instruments.  ASU 2016-01 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years.  Early adoption is permitted for the accounting guidance on financial liabilities under the fair value option.  The Company will adopt the methodologies prescribed by the ASU by the date required.  Adoption of the ASU is not expected to have a significant effect on the Company’s consolidated financial statements.

On February 25, 2016, FASB issued Accounting Standards Update (ASU) 2016-02, Leases (Topic 842), the long-awaited new standard on lease accounting.  Under the new ASU, lessees will recognize lease assets and liabilities on their balance sheet for all leases with terms of more than 12 months.  The new lessee accounting model retains two types of leases, and is consistent with the lessee accounting model under existing GAAP.  One type of lease (finance leases) will be accounted for in substantially the same manner as capital leases are accounted for today.  The other type of lease (operating leases) will be accounted for (both in the income statement and statement of cash flows) in a manner consistent with today’s operating leases.  Lessor accounting under the new standard is fundamentally consistent with existing GAAP.  Lessees and lessors would be required to provide additional qualitative and quantitative disclosures to help financial statement users assess the amount, timing, and uncertainty of cash flows arising from leases.  These disclosures are intended to supplement the amounts recorded in the financial statements so that users can understand more about the nature of an organization’s leasing activities.  For public business entities, the final leases standard will be effective for fiscal years beginning after December 15, 2018 including interim periods within those fiscal years.  For all other entities, the final lease standard will be effective for fiscal years beginning after December 15, 2019 and interim periods thereafter.  Early application is permitted.  The Company will adopt the methodologies prescribed by this ASU by the date required.  Adoption of the ASU is not expected to have a significant effect on the Company's consolidated financial statements.

COSO’s Internal Control Framework has been updated and enhanced.  Since its release in 1992, COSO’s Internal Control – Integrated Framework has been widely accepted and adopted around the world. The updated framework, issued on May 14, 2013, maintains the fundamental elements of the original:  five components of an internal control system—control environment, risk assessment, control activities, information and communication—and monitoring activities supporting three categories of objectives:  effectiveness and efficiency of operations, reliability of reporting and compliance with applicable laws and regulations, structured through management’s judgment.  The five components are evaluated through principles and recommended points of focus.  A significant enhancement, however, is the expansion of the reporting objective to include nonfinancial and internal reporting objectives.  The mandatory principles have been updated to reflect today’s business environment—an environment of increased governance, regulatory and compliance demands and increased use of technology and complex business models. The original framework could still be used through December 15, 2014; beyond that date, COSO would consider the original framework obsolete. Adoption of the updated COSO Integrated Framework did not have a material effect on the Company’s internal control environment or financial reporting.